Supplemental Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)	$ 708.6		$ 729.0							$ 2,119.2	$ 2,137.8	$ 2,863.5	$ 2,888.4	$ 3,023.3
Selling, general and administrative	463.6		467.9							1,420.1	1,373.3	1,825.4	1,693.7	1,579.7
Operating (loss) profit	303.5	337.0	251.9	267.9	217.0	329.8	293.2	212.0	106.5	764.9	736.8	1,073.8	941.5	516.7
(Loss) income before income taxes and equity earnings in affiliates	(199.0)	(139.4)	(286.6)	(233.7)	(249.8)	(73.1)	(76.5)	(249.8)	(360.2)	(658.2)	(770.1)	(909.5)	(759.6)	(1,288.0)
Income tax (benefit) expense	28.6	28.3	(69.4)	(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7	(252.3)	(224.0)	(270.1)	(323.8)
Net (loss) income	(180.3)	(124.0)	(174.2)	(115.0)	(114.1)	(13.6)	(9.8)	(128.2)	(184.5)	(623.9)	(403.3)	(527.3)	(336.1)	(846.9)
Net (loss) income attributable to First Data Corporation	(219.5)	(179.0)	(212.0)	(157.4)	(152.5)	(69.3)	(53.9)	(175.8)	(217.1)	(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
FDC Parent Company
Supplemental Guarantor Condensed Consolidating Financial Statements
Selling, general and administrative	27.0		44.7							93.7	105.6	89.4	107.8	264.7
Operating (loss) profit	(32.0)		(46.6)							(116.3)	(111.4)	(97.3)	(113.0)	(285.0)
Interest income (expense) from intercompany notes	79.2		78.1							236.3	234.4	313.0	306.7	230.3
Equity earnings from consolidated subsidiaries	157.2		128.5							371.1	375.9	522.6	452.2	249.8
(Loss) income before income taxes and equity earnings in affiliates	(310.4)		(377.6)							(936.1)	(996.5)	(1,244.1)	(1,107.7)	(1,576.3)
Income tax (benefit) expense	(90.9)		(165.6)							(190.1)	(474.6)	(543.2)	(591.6)	(554.5)
Net (loss) income	(219.5)		(212.0)							(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Net (loss) income attributable to First Data Corporation	(219.5)		(212.0)							(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)	461.6		494.4							1,401.4	1,361.1	1,829.6	1,896.4	1,949.6
Selling, general and administrative	302.2		293.5							923.4	877.2	1,217.3	1,095.4	877.2
Operating (loss) profit	216.0		164.7							516.2	552.2	718.9	574.6	470.0
Interest income (expense) from intercompany notes	(77.5)		(80.0)							(233.4)	(240.0)	(320.0)	(311.9)	(249.7)
Equity earnings from consolidated subsidiaries	30.4		39.6							103.5	121.0	179.7	133.9	150.2
(Loss) income before income taxes and equity earnings in affiliates	168.2		113.3							383.7	419.3	563.5	458.0	397.0
Income tax (benefit) expense	68.6		67.5							185.0	199.8	273.7	243.4	124.3
Net (loss) income	146.9		88.5							334.1	332.8	447.2	368.2	390.4
Net (loss) income attributable to First Data Corporation	146.9		88.5							334.1	332.8	447.2	368.2	390.4
Non-Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)	302.3		282.5							884.2	919.9	1,234.1	1,155.0	1,222.2
Selling, general and administrative	134.4		129.7							403.0	390.5	518.7	490.5	437.8
Operating (loss) profit	119.5		133.8							365.0	296.0	452.2	479.9	331.7
Interest income (expense) from intercompany notes	(1.7)		1.9							(2.9)	5.6	7.0	5.2	19.4
(Loss) income before income taxes and equity earnings in affiliates	130.8		145.8							368.8	304.0	473.4	476.2	317.3
Income tax (benefit) expense	50.9		28.7							106.8	22.5	45.5	78.1	106.4
Net (loss) income	79.9		117.4							262.6	282.7	428.7	397.9	212.4
Net (loss) income attributable to First Data Corporation	65.7		102.5							223.3	238.8	366.8	338.3	163.3
Consolidation Adjustments
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)	(55.3)		(47.9)							(166.4)	(143.2)	(200.2)	(163.0)	(148.5)
Equity earnings from consolidated subsidiaries	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(400.0)
(Loss) income before income taxes and equity earnings in affiliates	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(426.0)
Net (loss) income	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(427.9)
Net (loss) income attributable to First Data Corporation	(212.6)		(191.0)							(557.4)	(571.6)	(814.0)	(706.5)	(553.7)
As previously reported | FDC Parent Company
Supplemental Guarantor Condensed Consolidating Financial Statements
Selling, general and administrative											110.0		259.7
Operating (loss) profit			(46.6)								(115.8)		(264.9)	(285.0)
Interest income (expense) from intercompany notes			49.4								144.3		162.5	112.3
Equity earnings from consolidated subsidiaries			146.4								435.1		637.9	323.8
(Loss) income before income taxes and equity earnings in affiliates			(388.4)								(1,031.8)		(1,218.1)	(1,620.3)
Income tax (benefit) expense			(176.4)								(509.9)		(702.0)	(598.5)
Net (loss) income			(212.0)								(521.9)		(516.1)	(1,021.8)
Net (loss) income attributable to First Data Corporation			(212.0)								(521.9)		(516.1)	(1,021.8)
As previously reported | Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)			496.1										1,909.8	1,944.3
Selling, general and administrative											875.7		957.8
Operating (loss) profit			163.0								553.7		698.8	475.3
Interest income (expense) from intercompany notes			(50.7)								(148.6)		(176.6)	(146.4)
Equity earnings from consolidated subsidiaries			39.6								120.8		134.5	150.2
(Loss) income before income taxes and equity earnings in affiliates			140.9								512.0		718.1	505.6
Income tax (benefit) expense			77.9								234.5		341.3	164.7
Net (loss) income			105.7								390.8		530.4	458.6
Net (loss) income attributable to First Data Corporation			105.7								390.8		530.1	458.8
As previously reported | Non-Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)			280.8										1,141.6	1,227.5
Selling, general and administrative											387.6		476.2
Operating (loss) profit			135.5								298.9		507.6	326.4
Interest income (expense) from intercompany notes			1.3								4.3		14.1	34.1
(Loss) income before income taxes and equity earnings in affiliates			146.9								305.6		512.8	326.7
Income tax (benefit) expense			29.1								23.1		90.6	110.0
Net (loss) income			118.1								283.7		422.0	218.2
Net (loss) income attributable to First Data Corporation			103.2								239.8		362.7	168.9
As previously reported | Consolidation Adjustments
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)			(47.9)										(163.0)	(148.5)
Equity earnings from consolidated subsidiaries			(186.0)								(555.9)		(772.4)	(474.0)
(Loss) income before income taxes and equity earnings in affiliates			(186.0)								(555.9)		(772.4)	(500.0)
Net (loss) income			(186.0)								(555.9)		(772.4)	(501.9)
Net (loss) income attributable to First Data Corporation			(208.9)								(630.6)		(892.8)	(627.7)
As corrected | FDC Parent Company
Supplemental Guarantor Condensed Consolidating Financial Statements
Selling, general and administrative											105.6		107.8
Operating (loss) profit			(46.6)								(111.4)		(113.0)	(285.0)
Interest income (expense) from intercompany notes			78.1								234.4		306.7	230.3
Equity earnings from consolidated subsidiaries			128.5								375.9		452.2	249.8
(Loss) income before income taxes and equity earnings in affiliates			(377.6)								(996.5)		(1,107.7)	(1,576.3)
Income tax (benefit) expense			(165.6)								(474.6)		(591.6)	(554.5)
Net (loss) income			(212.0)								(521.9)		(516.1)	(1,021.8)
Net (loss) income attributable to First Data Corporation			(212.0)								(521.9)		(516.1)	(1,021.8)
As corrected | Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)			494.4										1,896.4	1,949.6
Selling, general and administrative											877.2		1,095.4
Operating (loss) profit			164.7								552.2		574.6	470.0
Interest income (expense) from intercompany notes			(80.0)								(240.0)		(311.9)	(249.7)
Equity earnings from consolidated subsidiaries			39.6								121.0		133.9	150.2
(Loss) income before income taxes and equity earnings in affiliates			113.3								419.3		458.0	397.0
Income tax (benefit) expense			67.5								199.8		243.4	124.3
Net (loss) income			88.5								332.8		368.2	390.4
Net (loss) income attributable to First Data Corporation			88.5								332.8		368.2	390.4
As corrected | Non-Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)			282.5										1,155.0	1,222.2
Selling, general and administrative											390.5		490.5
Operating (loss) profit			133.8								296.0		479.9	331.7
Interest income (expense) from intercompany notes			1.9								5.6		5.2	19.4
(Loss) income before income taxes and equity earnings in affiliates			145.8								304.0		476.2	317.3
Income tax (benefit) expense			28.7								22.5		78.1	106.4
Net (loss) income			117.4								282.7		397.9	212.4
Net (loss) income attributable to First Data Corporation			102.5								238.8		338.3	163.3
As corrected | Consolidation Adjustments
Supplemental Guarantor Condensed Consolidating Financial Statements
Cost of services (exclusive of items shown below)			(47.9)										(163.0)	(148.5)
Equity earnings from consolidated subsidiaries			(168.1)								(496.9)		(586.1)	(400.0)
(Loss) income before income taxes and equity earnings in affiliates			(168.1)								(496.9)		(586.1)	(426.0)
Net (loss) income			(168.1)								(496.9)		(586.1)	(427.9)
Net (loss) income attributable to First Data Corporation			$ (191.0)								$ (571.6)		$ (706.5)	$ (553.7)